Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [abstract]
Summary of other liabilities

	December 31,	December 31,
	2019	2018
Restricted share units (note 20 (b))	$246	$125
Other non-current liabilities	253	1,041
	$499	$1,166